Income taxes - Summary of Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Unrecognized Deferred Tax Assets
Tax losses	$ 169,498	$ 160,052
Other deductible temporary differences	30,242	25,242
Total unrecognized deferred tax assets	$ 199,740	$ 185,294